Summary of Variable Annuity Contracts with Guarantees (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 223.7	$ 274.3
Net amount at risk	[1]	$ 16.1	$ 6.9
Average attained age of contract holders		67 years	67 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 16.9	$ 20.5
Net amount at risk	[2]	$ 2.9	$ 2.1
Weighted average waiting period until annuitization or guarantee date		0 years	0 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 14.0	$ 17.4
Net amount at risk	[3]	0.5	0.4
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		25.3	32.3
Net amount at risk	[4]	$ 0.8	$ 0.4
Weighted average waiting period until annuitization or guarantee date		3 years	4 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.